Share Capital - Additional Information (Detail)	6 Months Ended
Jun. 30, 2019 EUR (€) Voting_Rights € / shares shares
Disclosure of classes of share capital [abstract]
Authorized share capital | €	€ 8,000,000
Number of share authorized | shares	400,000,000
Nominal value of per shares | € / shares	€ 0.02
Shares, number of voting rights | Voting_Rights	1